Schedule of Assumptions Used for Estimating the Fair Value of Options (Details) - Options [Member]	12 Months Ended
	Oct. 31, 2021 yr $ / shares	Oct. 31, 2020 yr $ / shares	Oct. 31, 2019 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate	0.71%	1.59%	2.03%
Option contractual life | yr	10	10	10
Expected volatility2	18.50%	12.90%	12.64%
Expected dividend yield	3.61%	3.50%	3.48%
Exercise price/share price | $ / shares	$ 71.88	$ 72.84	$ 69.39